Financial instruments and risk management - Foreign exchange on and off-balance sheet exposure (Details)		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Mar. 31, 2021 USD ($)	Jan. 01, 2021 USD ($) [1]	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2018 USD ($)
Assets
Cash, cash equivalents and restricted cash		$ 711,853,000	$ 741,122,000	[1]	$ 506,468,000									$ 506,468,000				$ 423,449,000
Other accounts receivable, net		78,849,000	50,264,000	[1]										28,104,000
Total assets		4,467,653,000	3,984,568,000	[1]										3,418,223,000
Liabilities
Financial debt		273,035,000	304,937,000		268,421,000
Lease liabilities		2,708,723,000	2,412,137,000		2,212,201,000
Suppliers		194,856,000	108,164,000	[1]										112,275,000
Other liabilities		249,852,000	201,565,000		$ 138,801,000
Total liabilities		$ 4,232,916,000	$ 3,671,431,000	[1]										$ 3,278,055,000
Exchange rate		4,810.20	3,981.16		3,428.26	18.0638	19.36	594.9700	7.8515	20.58	645.900	7.7285			19.9487	615.7800	7.8095
Hedging relationship for foreign exchange rate with non-derivative financial instruments, which represent a portion of the financial assets denominated in USD		$ 410,000,000											$ 350,000,000
Recognized leasing liabilities, which have been designated as hedging instruments, forecasted revenues over the remaining lease term					$ 1,500,000,000
Recognized financial assets designated under hedging strategy					60,500,000
Impact of hedges	[2]		$ (21,378,000)		(19,408,000)
Financial instruments designated as hedging instruments, at fair value													410,000,000
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied		410,000,000											$ 350,000,000
Reclassification amount		109,000,000	109,000,000
Fuel Expense [Member]
Liabilities
Impact of hedges			8,945,000		$ 18,590,000
Foreign currency forward contract | Denominated in Mexican pesos
Assets
Cash, cash equivalents and restricted cash		39,962,000	39,728,000
Other accounts receivable, net		66,254,000	9,412,000
Guarantee deposits		23,981,000
Derivative financial instruments		1,585,000
Total assets		131,782,000	49,140,000
Liabilities
Financial debt		133,837,000	132,367,000
Lease liabilities		17,003,000
Suppliers		124,374,000	159,842,000
Other liabilities		81,378,000
Other taxes and fees payable			111,766,000
Total liabilities		356,592,000	403,975,000
Net foreign currency position		(224,810,000)	(354,835,000)
Foreign currency forward contract | Others
Assets
Cash, cash equivalents and restricted cash		6,129,000	6,102,000
Other accounts receivable, net		12,595,000	495,000
Guarantee deposits		252,000	329,000
Total assets		18,976,000	6,926,000
Liabilities
Lease liabilities		103,000	77,000
Suppliers		1,496,000	6,202,000
Other liabilities		1,277,000
Other taxes and fees payable			16,378,000
Total liabilities		2,876,000	22,657,000
Net foreign currency position		$ 16,100,000	$ (15,731,000)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.
[2]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.